PGIM S&P 500 Buffer 12 ETF - April
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 107.0%
Affiliated Mutual Fund 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $238,970)(wb)	238,970	$238,970
Options Purchased*~ 106.2%
(cost $27,577,912)		29,590,264

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 107.0% (cost $27,816,882)		29,829,234
Options Written*~ (7.0)%
(premiums received $1,697,576)		(1,946,754)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $26,119,306)		27,882,480
Liabilities in excess of other assets (0.0)%		(11,604)

Net Assets 100.0%		$27,870,876

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	03/31/27	$6.50		395		40	$29,060,083
State Street SPDR S&P 500 ETF Trust	Put	03/31/27	$650.34		395		40	530,181
Total Options Purchased (cost $27,577,912)								$29,590,264
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	03/31/27	$758.17		395		40	$(1,675,989)
State Street SPDR S&P 500 ETF Trust	Put	03/31/27	$572.30		395		40	(270,765)
Total Options Written (premiums received $1,697,576)								$(1,946,754)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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